June 9, 2011

VIA EDGAR (Correspondence Filing)
Ms. Kimberly A. Browning U.S. Securities & Exchange Commission 100 F Street, N.E. Washington, DC 20549
Re:	Hanna Investment Trust (the “Registrant”)
Initial Registration Statement on Form N-1A
File Nos. 333-171279; 811-22507

Dear Ms. Browning:

On behalf of the Registrant, this letter responds to the comments you provided to Marc Collins with respect to the initial registration statement filed on December 20, 2010 for the Registrant and its sole fund series, the Paladin Long Short Fund (the “Fund”).  Your comments are set forth below and each is followed by the Registrant’s response.  This letter is being submitted with a pre-effective amendment filed pursuant to Rule 472 under the Securities Act of 1933 in order to resolve the comments provided below.

General
1.	Comment:
The staff notes that a website or blog appears to discuss the Fund extensively.  Please inform the staff in your response letter whether the advisor maintains or contributes to that website or blog. We note that the website or blog refers to “actual fund approval” and states that it “will offer much more information about the fund itself, but [not] until the actual mutual fund is SEC approved…” (Emphasis added.) Please be aware that the staff of the Commission does not approve registration statements, but rather, among other things, through delegated authority from the Commission, issues comments on such filings, raises objections to disclosures contained therein when deemed appropriate to do so, and declares filings effective.

Response:
The Adviser did establish the web blog, but has since removed all references to the Fund, other than to say that the Fund is pending registration.  The Adviser has been informed of the implications of indicating the Fund is "approved" by the SEC and any reference so indicating has been removed from the website.

2.	Comment:	Please inform the staff of what plans, if any, the advisor has to revise the website or blog if the Fund is declared effective?
Response:
The website has been revised to remove all references to the Fund, other than to state that the Fund is in registration with the SEC.  Once the Fund launches, it is the intent of the Adviser to maintain a Fund-only website where pertinent information regarding the Fund, including disclosure documents will be available for review.

June 9, 2011

3.	Comment:	Please inform the staff whether the Fund (and/or its advisor) has received any payments for shares from potential investors.
Response:
Initially, there were individuals who expressed an interest in purchasing shares of the Fund once the Fund is deemed effective.  However, no money was received from any individuals.  Additionally, after discussions with legal counsel, the Adviser has informed those individuals that any representation that they would purchase shares of the Fund cannot be enforced by the Adviser.  The Adviser also informed those individuals that the process used to notice them of the Fund and their indication of interest in the Fund was not appropriate, and the only way to purchase shares of the Fund after it is deemed effective is to review the Fund's prospectus and submit an application with their investment.

Prospectus General
4.	Comment:
Please revise the disclosure to delete language from the Prospectus that implies additional material information is pertinent, but omitted. For example, phrases like “including, but not limited to” and “such as” should not be used to explain the Fund’s principal investment strategies nor its risks. In making these revisions, please comply with the plain English requirements under Rule 421 under Regulation C under the Securities Act of 1933 (“Securities Act”).

	Response:	The comment is duly noted by the Registrant and the Prospectus has been revised accordingly.
5.	Comment:
In various sections of the registration statement, the Fund states that it will perform activities “to the extent permitted under the [Investment Company Act of 1940 (‘1940 Act’ or ‘Act’)].”  Please confirm that the registration statement contains narration explaining these disclosures or revise the registration statement as appropriate.

	Response:	The comment is duly noted by the Registrant and the registration statement has been revised as deemed appropriate.
6.	Comment:	Please inform the staff whether the Fund or its advisor is circulating the Prospectus to potential investors or others.
	Response:	Neither the Fund nor advisor is circulating the Prospectus to potential investors or others.

June 9, 2011

Fees and Expenses of the Fund
7.	Comment:	Please revise the fee table’s introductory paragraph to state that “[t]his table describes…” See Item 3 of Form N-1A.
	Response:	The fee table has been revised as requested.
8.	Comment:	Please add a parenthetical to the “Management Fees” caption that advises investors that the management fee is a performance based fee.
	Response:	The fee table has been revised as requested.
9.	Comment:
Please revise the “Redemption Fee” caption parenthetical to conform to Item 3 of Form N-1A. We would not object if the caption appears as follows: Redemption Fee (as a percentage of amount redeemed) (charged upon any redemption of shares within 180 days of the issuance of such shares).

	Response:	The fee table has been revised as suggested.
10.	Comment:
It appears that short sales will be a principal investment strategy of the Fund. If the costs of short sales will constitute a material expense of the Fund, please add a subcaption to the “Other Expenses” caption to disclose specifically the expenses of selling short (a footnote appended to the line item should explain why a Fund pays these expenses). Alternatively, if these costs do not represent a material percentage of “Other” expenses, please confirm to the staff that the “Other Expenses” caption includes an estimate for any dividends, interest, or premiums and/or expenses that would be paid for shares sold short. Also, in the disclosure fol1owing that made in response to Items 1-8, please include a discussion of short sales, including the risks and costs associated with these sales. That disclosure should explain why the Fund must pay any dividend paid or interest accrued on a borrowed security during the loan period.  In addition, the discussion should explain that to borrow a security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short, and that the Fund will incur transactions until the short position is terminated.

Response:
The fee table has been revised to include a subcaption for expenses related to short sales and a footnote explaining why the Fund pays these expenses.  The disclosure in response to Item 9 has also been revised to include additional information on the risks and costs associated with short sales.

June 9, 2011

11.	Comment:
The fee table indicates that “Other Expenses” of the Fund are 0.45%.  This is based on the “Administration Agreement,” which provides that the administrator will pay all “regular” operating expenses of the Fund, and the maximum amount the administrator may charge the Fund is .45%.  The Administration Agreement is, in effect, a type of reimbursement or expense ceiling contract whereby the administrator agrees to absorb the “regular” operating expenses of the Fund that exceed .45%. Accordingly, please revise the fee table by reflecting the gross operating expenses of the Fund.  In other words, the “other” expenses should report the actual costs of operating the Fund (exclusive of managerial fees, 12b- 1 fees, and acquired fund fees and expenses (“AFFE”). You may add two extra line items to the fee table reflecting the amount of expenses reimbursed or paid by the administrator, and the net operating expenses of the Fund. One footnote to the table should disclose that “Other Expenses” are based on estimated amounts for the current fiscal year.  See Instruction 6(a) to Item 3of Form N-1 A. A second footnote to the fee table should disclose the material terms of the Administration Agreement as it functions as a reimbursement agreement.  For example, it should specify that the Fund’s Board of Trustees (“Board’“) must approve any termination of the administrator’s obligation to reimburse Fund expenses prior to the expiration of’ a minimum one calendar year period. The Prospectus should, at a more appropriate location, specifically define “regular” operating expenses arid give examples of what is included or excluded.

	Response:	The Prospectus has been revised as requested.
12.	Comment:
In the first footnote to the Fees and Expenses table, please delete the disclosure exceeding that required by General Instruction 6(a) to Item 3 of Form N - 1A and revise the footnote to state simply that “other expenses are based on estimated amounts for the current fiscal year.” The footnote’s disclosure exceeding that required by Item 3 may be relocated to appear after the disclosure made in response to Items 1 through 8 of Form N-1A.

	Response:	The footnote has been revised as requested.

June 9, 2011

13.	Comment:
Footnote 2 discloses that the advisor is obligated to pay the administrator any sums the administrator pays the Fund under the Administration Agreement (to the extent such fees are in excess of 1.95% of the Fund’s expenses). This footnote should be appended to the footnote pertaining to the obligation of the administrator to absorb Fund expenses discussed above.  In addition, advise the staff of the financial capacity of the advisor to reimburse the administrator for these amounts in the upcoming year.  Is this a material issue of which investors should be informed?  Is it possible that the liability of the advisor to reimburse the administrator could exceed the amount of income it receives under the advisory agreement?  Under those circumstances, is it possible or more likely the advisor may resign in order to avoid the obligation to repay the administrator? Also, you should clarify why the administrator can seek repayment from the advisor for amounts in excess of 1.95% of Fund assets, rather than 2.05%, because 10 basis points represent AFFE. In that regard, it would be helpful if you added a footnote explaining AFFE.

Response:
The footnote that discusses the Operating Plan has been revised and appended to the footnote that discusses the Administration Agreement.  The footnotes have also been revised to include a brief explanation of acquired fund fees and expenses and clarify that acquired fund fees and expenses are not part of the fee arrangements with the administrator.  Additional disclosure noting that Fund is obligated to pay acquired fund fees and expenses appears after the disclosure made in response to Items 1 through 8 of Form N-1A.

The advisor believes it has the financial capacity to make the necessary payments under the Operating Plan with the administrator for the upcoming year, but this arrangement is subject to the approval of the Fund’s board of trustees.  In deciding whether to approve the Fund’s investment advisory agreement, the board of trustees will review the financial condition of the advisor to determine whether the relationship is sustainable.   In light of your questions about the materiality of this issue to investors, the Registrant has revised the Prospectus to include disclosure of the risk that the Advisor may not have sufficient revenue to support its expenses under the Operating Plan.  See the paragraph titled “Operating Risk” included with the disclosure of the other principal risks of investing in the Fund.

14.	Comment:	Please “[d]isclose in a footnote to the table that Acquired Fund fees and Expenses are based on estimated amounts for the current fiscal year.” See Instruction 6(vi) to Item 3 of Form N-1A.
	Response:	The footnote has been added as requested.

June 9, 2011

Example
15.	Comment:	Please revise the language in this section to conform to the language of Item 3 of’ Form N-1A and delete from this section any language neither required nor permitted by Item 3.
	Response:	The language has been revised as requested.
16.	Comment:	Given that the Administration Agreement covers one-year periods, revise the dollar amounts in the Example for the 3 year column using the gross expenses of the Fund.
	Response:	The Example has been revised as requested.
Principal Investment Strategies
17.	Comment:
In plain English, please disclose in a brief manner the meaning of “long and short strategies.” In particular, explain how these strategies will be used to achieve the Fund’s investment objective or how they will be used for some other purpose (e.g., hedging). Also, if the Fund has any limits on the amount it may engage in selling short, please disclose that in the Prospectus.

Response:
Additional discussion regarding long and short strategies has been included in the disclosure of the Fund’s principal investment strategies.  The Fund has no limit on the amount it may engage in selling short other than the practical limits created by the need to segregate assets and hold offsetting positions in connection with selling short.

18.	Comment:
The summary discloses that “[t]he Advisor will use fundamental analysis to identify high growth opportunities, and combine this with technical analysis… [t]he weighting of long versus short will be determined by technical analysis of the overall market.” Please summarize in greater detail these analyses in plain English. With regard to the fundamental analysis applied in selecting securities for the Fund, docs the advisor consider the dividend paying history of the securities or merely their potential for capital appreciation?

Response:
Additional discussion regarding the fundamental and technical analysis conducted by the advisor has been included in the disclosure of the Fund’s principal investment strategies.  The advisor’s analysis does not consider the dividend paying history of securities, only their potential for capital appreciation.

June 9, 2011

19.	Comment:
The summary discloses that most of the Fund’s positions “will be built up and sold off” incrementally over time, leading to a higher than average turnover rate.” Please explain, in plain English, the meaning of “a higher than average turnover rate,” as well as, how a build up “over time” and an incremental sell off over time lead to a higher turnover rate, since portfolio turnover rate is calculated using the lesser amounts of the securities purchased or sold, not the number of transactions.  Will the Fund materially invest in securities or transactions that are excluded from the calculation of the portfolio turnover rate? If the Fund will engage in active and frequent trading as a principal investment strategy, please summarize that strategy in this “Principal Investment Strategy” section.  Also, we note that under the heading “Other Non-Principal Policies and Risks,” the Fund discloses that its “portfolio turnover will generally be greater than 100%. Accordingly, net capital gains generated by the Fund are generally expected to be short term capital gains that are taxable as ordinary income, except to the extent offset by prior year losses.” Please explain how trading in this manner is consistent with the Fund’s investment objective of long term capital appreciation.

Response:
The Prospectus as been revised to state that “Portfolio turnover will not be a limiting factor in making Fund decisions and the Fund may engage in short-term trading to achieve its investment objective.”  Please note that the Fund’s investment objective has been revised to state that the Fund seeks capital appreciation.

20.	Comment:
It appears that this section does not summarize each principal investment strategy of the Fund as required by Item 4 of Form N-1A. For example, the “Principal Risks of Investing in the Fund” (“Principal Risks section”) discusses various investments and strategies such as over the counter (“OTC”) derivatives, investing in market sectors, and leveraging, yet this summary section does mention these activities. Accordingly, please revise this section to summarize each principal investment strategy of the Fund. In this regard, if applicable, disclose the sector or sectors upon which the Fund will focus and describe when it will do so along with all attendant risks. In addition, please relocate to this Item 4 strategy summary section, the last sentence in the “Sector Risk” paragraph under the “Principal Risks of Investing in the Fund” heading.

Response:
The Prospectus has been revised so that the disclosure provided in response to Items 4 and 9 of Form N-1A discloses each of the Fund’s principal investment strategies and their attendant risks and only those strategies and risks.

June 9, 2011

21.	Comment:
The risk disclosure includes the risk of leverage. If the Fund may leverage, please disclose, in plain English, how it will leverage. Will it leverage only through derivatives?  Will the Fund use leverage or engage in borrowing for speculative purposes? If yes, please disclose this strategy and state the maximum amount, as a percentage of the Fund’s total assets, it may leverage. Also, please list in plain English the “[c]ertain types” of Fund investments “that may involve leverage” mentioned in the “Leverage Risk” section.

	Response:	The risk disclosure has been revised to clarify that the exchange-traded funds and other investment companies held by the Fund may utilize leverage to acquire their underlying portfolio investments.
22.	Comment:	Please summarize how the Fund’s advisor decides which securities to sell. See Item 9(b)(2) of Form N-1A.
	Response:	Additional discussion regarding how the Fund’s advisor decides which securities to sell has been included in the disclosure of the Fund’s principal investment strategies.
23.	Comment:	Please disclose each type of U.S. government security in which the Fund may invest.
Response:
The Prospectus has been revised to clarify that the Fund’s debt securities will typically consist of exchange-traded funds that hold bonds and other fixed-income securities issued by governments and corporations.  Since the Fund plans to invest directly in debt obligations only to a limited extent, additional disclosure regarding the type of U.S. government security in which the Fund may invest has been included in the Fund’s Statement of Additional Information.

24.	Comment:
If the Fund will invest in mortgage-backed and/or asset-backed securities, please summarize in the Item 4 disclosure what entities will issue or guarantee the securities as well as the risks of investing in them. Also, in discussing asset-backed securities, please specify which assets will secure the securities (e.g., auto loans, credit card receivables, student loans, or home equity loans).

	Response:	Investments in mortgage-backed and/or asset-backed securities will not be a principal investment strategy of the Fund.
25.	Comment:
The summary discloses that “most equities positions will be concentrated in the $250 million to $35 billion market cap range.”  If applicable, please disclose in plain English that the Fund may invest in companies of any capitalization size and include all attendant risks. Also, please use a word other than “concentrated” to describe the Fund’s investments in equity securities.

June 9, 2011

Response:
The Prospectus has been revised to (i) state that the Fund will invest in securities issued by companies of any market capitalization; (ii) describe the substantially greater risks of investing in the securities of small-cap and mid-cap companies in addition to larger companies; and (iii) remove the word “concentrated” from the discussion regarding investments in equity securities.

26.	Comment:
The following terms appear in this section: “high growth opportunities,” “higher than average turnover rate,” “fundamentally or technically weak securities,” and “general index vehicle.”  Please revise this section to define these terms in plain English.

	Response:	The Prospectus has been revised to clarify the meaning of these terms in plain English.
27.	Comment:
The Prospectus discloses that the Fund’s “portfolio will, primarily consist of (i) domestic and foreign equity securities (‘Equity Securities’); (ii) domestic and foreign fixed income securities including, but not limited to, government and corporate debt securities (‘Fixed Income Securities’); and (iii) derivatives, including, but not limited to options and futures (‘Derivatives’). To the extent that the Fund will invest in any of these instruments as principal investment strategies, please revise Item 4 to disclose each type of instrument and all attendant risks and do so in a manner that is responsive to comment 4. For example, with respect to equity securities, if the Fund will invest in common stocks, preferred stocks, and/or convertible debt securities, disclose this in Item 4 (if the preferred stocks are a principal strategy, please describe any conversion feature of those stocks in the Item 4 disclosure including all applicable risks). In disclosing each applicable debt instrument, state its credit quality. If applicable, state that the Fund may invest in debt securities of any credit quality, including junk bonds and unrated bonds.  Also, disclose what entities rate the debt securities in which the Fund invests (e.g., nationally recognized statistical rating organizations and if the Fund’s advisor determines the credit quality of debt instruments). In addition, disclose all applicable interest rate, principal payment, dividend, and restrictions (fixed, variable, or both). We would not object to the Fund disclosing the names of the rating entities, as well as the debt instruments terms, in an appropriate section of the Prospectus following the Item 8 disclosure.  We note that there is disclosure regarding fixed income securities and rating agencies in the Principal Risks section of the Prospectus, however, that disclosure is written in a general manner and, therefore, should he revised to explain the Fund’s specific activities with respect to investing in bonds. In addition, in disclosing each particular derivative, explain its purpose (e.g., for hedging, leverage, and/or speculative purposes). Finally, disclose the maximum percentage of assets the Fund may invest in derivative instruments. See letter to Karris McMillan, General Counsel, Investment Company Institute, from Barry D. Miller, Associate Director, Division of Investment Management, SEC (July 10, 2010).

June 9, 2011

Response:
The Prospectus had revised to clarify that the Fund’s principal investment strategies involves investments in common stock, exchange-traded funds that hold corporate and government debt, and call and put options.  The Prospectus also notes that the Fund has a limited ability to invest in other types of equity securities, debt obligations, and derivative instruments.  Since these other investments are not part of the principal investment strategies, pertinent disclosure regarding the specific types of instruments and their attendant risks has been included in the Fund’s Statement of Additional Information.

28.	Comment:
The last paragraph states that the Fund will invest “in other investment companies including Exchange Traded Funds (“ETFs”). Moreover, the Principal Risks section states that the “Fund’s investment strategy may involve investing in other companies, such as ETFs.” Please revise the Prospectus to disclose each type of investment company in which the Fund will invest principally. Also, in making these revisions please do so in a manner that is responsive to comment 4

	Response:	The Prospectus has been revised as requested.
29.	Comment:
With respect to foreign investments, we note that the Principal Risks section includes a paragraph regarding “Foreign Securities Risks” and “Currency Risks.”  Will the Fund invest directly in foreign securities and/or foreign currencies, or solely in American Depository Receipts?  Please clarify the disclosure. Also, if the Fund will invest in emerging markets, please disclose that fact, along with all attendant risks.

Response:
The Prospectus has been revised to (i) clarify that the Fund can make investments in foreign securities directly in foreign markets or indirectly through American Depository Receipts; and (ii) disclose that the Fund can invest in emerging markets and the risks associated with investments in emerging markets.

30.	Comment:	Please disclose the significance of the Fund not being diversified. Will the Fund focus on fewer investments or merely have the discretion to invest in fewer issuers than a diversified fund?
	Response:	The Prospectus has been revised to state that “a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers of securities.”
31.	Comment:
The penultimate paragraph states that the “Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.”  What particu1ar “policy” is the Fund referring to?  Also, how far in advance of an upcoming change will the Fund provide investors with written notice of that change (e.g., 60 days in advance)?

Response:
The Prospectus has been revised so that the disclosure in Item 9 notes that “the Fund’s investment objective may be changed without shareholder approval upon sixty days’ prior written notice to shareholders.”

June 9, 2011

Principal Risks of Investing in the Fund
32.	Comment:
Item 4 of Form N-1A requires that all principal risks of a fund be summarized in the risk summary section of a prospectus. Accordingly, please confirm to the staff that all of the Fund’s risks are summarized in the Item 4 disclosure or make appropriate revisions to the Prospectus.

Response:
The Prospectus has been revised so that the disclosure provided in response to Items 4 and 9 of Form N-1A discloses each of the Fund’s principal investment strategies and their attendant risks and only those strategies and risks.

33.	Comment:	Please delete the heading “General Risks.”
	Response:	The Prospectus has been revised as requested.
34.	Comment:	Please disclose the risks of investing in American Depository Receipts.
	Response:	A discussion regarding the risks of investing in American Depository Receipts has been included in the disclosure of the Fund’s principal investment risks.
Sector Risk
35.	Comment:	Please revise the last sentence to read, “[t]he sectors in which the Fund may…in any one industry or group of industries.”
	Response:	The disclosure regarding sector risk has been removed.
Non-Diversified Funds Risk
36.	Comment:
Please delete the word “Funds” from this sub-heading, Also, revise the paragraph to read, “[b]ecause the Fund is a non-diversified fund, it will invest a greater percentage of its assets in a particular issuer and will own fewer securities than diversified mutual funds. Accordingly, it is generally subject to the risk that a large loss in an individual issuer will cause a greater loss than it would if it was required to hold a larger number of securities or smaller positions.”

	Response:	The Prospectus has been revised as requested.

June 9, 2011

Portfolio Turnover Risk
37.	Comment:
Please disclose in this paragraph that the Fund’s portfolio turnover rate is expected to be 100% or more. Also “explain…how the tax consequences of, or trading costs associated with, a [Fund’s] portfolio turnover may affect the [Fund’s] performance.”  See Instruction 7 to Item 9(b)(l) of Form N-1A.

	Response:	The Prospectus has been revised as requested.
Investment Advisor Risk
38.	Comment:
The second sentence of this section does not describe a risk of the Fund.  Accordingly, please relocate it to appear after the disclosure made in response to Items 1 through 8 of Form N-1A. Also, please delete this section’s last sentence.

	Response:	The Prospectus has been revised as requested.
New Fund Risk
39.	Comment:	Please delete the first sentence since it does not describe a risk of the Fund. Also, delete the word “[a]ccordingly” from the second sentence.
	Response:	The Prospectus has been revised as requested.
Foreign Securities Risk
40.	Comment:	Please give this paragraph n subheading “Foreign Securities” in the same manner as the “Equity Securities Risks” subheading.
	Response:	The Prospectus has been revised as requested.
41.	Comment:	Please revise this paragraph to explain the specific risks applicable to each issuer.
	Response:	The Prospectus has been revised as requested.

June 9, 2011

Derivative Risk
42.	Comment:
Please give this paragraph a subheading “Derivatives Risks” in the same rnanner as the “Equity Securities Risks” subheading. Also, please revise the current subheading from “Derivative Risk” to “Derivatives Risks.”

	Response:	The Prospectus has been revised as requested.
Short Sales Risk
43.	Comment:	Please delete the first sentence of this section because it does not describe a risk of the Fund. Also, explain that the Fund’s potential for losses is unlimited when it engages in short sales.
	Response:	The Prospectus has been revised as requested.
Risks related to Investing in Other Investment Companies
44.	Comment:
The disclosure under this heading is neither an accurate summary of the provisions of Section 12(d)(l) of the Act nor the rules promulgated thereunder and, therefore, should be revised. Also, in making these revisions, please disclose the actual risks that the Fund will be exposed to when it invests in other investment companies, rather than describing these risks in a general manner.

Response:
The Prospectus has been revised so that risk disclosure related investing in other investment companies focuses on the actual risks that the Fund will be exposed to when it invests in other investment companies.

Risks of Investing in Corporate Debt Securities
45.	Comment:	The first two sentences do not describe risks and, therefore, should be deleted,
	Response:	The disclosure regarding corporate debt securities has been removed from the Prospectus.
Risks of Investing in Convertible Securities
46.	Comment:	This section does not describe risks of the Fund. According, please make appropriate revisions to the disclosure.
	Response:	The disclosure regarding convertible securities has been removed from the Prospectus.

June 9, 2011

Risks of Investing in U.S. Government Securities
47.	Comment:	Please relocate sentences one through two of this section to the Item 4 strategy summary section.
	Response:	The disclosure regarding U.S. government securities has been removed from the Prospectus.
Performance Information
48.	Comment:
Please revise the disclosure under this heading to state that performance information will be available after a full calendar year of operations and that it will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. See Instruction l(b) to Item 4(b)(2) of Form N-1A.

	Response:	The Prospectus has been revised as requested.
Management of the Fund’s Portfolio
49.	Comment:
Please revise this heading to state simply “Management.”  Also, please insert the subheadings “Investment Advisor” and “Portfolio Manager.”  In addition, please delete the phrase “founded the Advisor in 2009.”

	Response:	The Prospectus has been revised as requested.
Purchase and Sale of Fund Shares
50.	Comment:	Please clarify how a shareholder may redeem a share by “bank wire.” Please relocate the penultimate sentence to appear in the disclosure following that in response to Items 1 through 8 of Form N- 1A.
Response:
The Prospectus has been written to indicate that investors wishing to redeem by bank wire should call the Fund for wire instructions.  The penultimate sentence has been deleted and the information provided therein is presented in a section of the Prospectus other than that provided in response to Items 1 through 8 of Form N- 1A.

51.	Comment:	In the second paragraph, please delete any discussion of purchases.
	Response:	The Prospectus has been revised as requested.

June 9, 2011

Tax Information
52.	Comment:	Please relocate the last sentence to appear in the disclosure following that in response to Item 1 through 8 of Form-in N- 1A.
	Response:	The Prospectus has been revised as requested.
Other Non-Principal Investment Policies and Risks
53.	Comment:
The Prospectus does not appear to have disclosure responsive to Item 9 of Form N-1A, although certain of the information under this heading “Other Non-Principal Investment Policies and Risks” appears responsive to Item9. Please revise this heading to “Principal Investment Objective, Strategies, and Risks” and include thereunder all of the required Item 9 disclosures, including a description of the Fund’s principal investment strategies and risks. Please be aware that disclosure responsive to both Items 4 and 9 is required in a prospectus. If the Fund wishes to disclose non-principal information in its prospectus, it may do so in a location following responses to Items 1-8 of Form N-1A and that information should be identified as non-principal (e.g., place the disclosure under an appropriate heading such as “Non-Principal Investment Strategies and Risks”).

	Response:	The Prospectus has been revised as requested.
Management of the Fund’s Portfolio Advisor Compensation Structure of the Variable Advisory Fee
54.	Comment:
The Fund has a performance fee with the advisor, consisting of a base fee of 1.25% of average daily net assets, and a variable or performance adjustment of plus or minus 20% of the average assets of the Fund over the performance period, in your case the preceding 12 months. Why does the Prospectus refer to the base fee as “fixed” given that the dollar amount of that fee is increased or reduced by the performance fee?

	Response:	The Prospectus has been revised to remove references to a “fixed” fee.

June 9, 2011

55.	Comment:	Please advise the staff why the Russell 1000 Index is the appropriate index to measure or gauge performance of the Fund and its advisor. Make appropriate revisions to the Prospectus.
Response:
The advisor believes that the Russell 1000 Index is the appropriate index to measure or gauge performance of the Fund because it is a broadly based market weighted index that fairly represents the marketplace generally in which the Fund will invest.  In particular, the median market capitalization of the index falls within the range of market capitalizations in which the Fund will primarily be invested.  The Prospectus has been revised to provide an explanation regarding the benchmark selection.

Calculation of the Variable Advisory Fee
56.	Comment:
In the last paragraph of this section, please revise the disclosure to state that the “Performance Adjustment Rate,” once calculated, is applied using the average daily net assets over the “Measuring Period” (“Performance Period”). In this regard, please disclose the difference between the average daily net assets and the average assets over the Performance Period.  Please disclose that, if Fund assets were declining, i.e., average assets over the performance period is greater than current net assets, and the Fund underperformed the index, the advisor could owe the Fund money under the arrangement. Likewise, disclose that, if assets are declining and the Fund beat the index, the total advisory fee paid would be greater than 1.45% of current net assets.  Also disclose that, because the performance adjustment is based on the rolling 12 month Performance Period, the fee paid to the advisor has a historical lag and that current Fund performance could be much better or worse than the variable fee as calculated against the 12 month period. Further, disclose that the advisor can receive the maximum incentive payment even though Fund performance was poor or negative provided that the Fund outperformed the index.

	Response:	The Prospectus has been revised as requested.
Examples of Fee Rates
57.	Comment:
The “Examples of Fee Rates” table has a column with the heading “Annual Variable Advisory Fee.”  The base fee rate and the variable fee rate are calculated using different net asset dollar amounts, and cumulatively equal 1.45% or 1.05% only in the special circumstance when the two asset amounts are equal.  We suggest that this table either prominently disclose this assumption, or merely include a scale showing how the variable fee rises or declines compared to the index.

	Response:	The table as been revised to show examples of performance fee rates.

June 9, 2011

Accrual of the Variable Advisory Fee
58.	Comment:	In the first paragraph, please explain, in plain English, the phrase “trued up or down.”
	Response:	The Prospectus has been revised as requested.
Administrator
59.	Comment:
The first sentence states that the administrator “pays for the operating expense to the Fund (with the exception of…filing fees)…” (Emphasis added.) The last sentence, however, states that the Administrator “pays…filing fees…”  Please rectify these disclosures.

Response:
The Prospectus has been revised to clarify that the administrator is not responsible for expenses incurred in the organization and initial registration of Fund shares, but is responsible for ongoing filing fees.

Distributor Other Expenses
60.	Comment:
If applicable, please disclose in the first sentence that the Fund also is obligated to pay interest and brokerage costs. In addition, we note that at the present time, the Fund only has one class of shares. Accordingly, please delete the second and third sentences of this paragraph.

	Response:	The Prospectus has been revised as requested.
Investing in the Fund
61.	Comment:	Please delete phrases explaining that purchase orders and redemption requests must be “accepted” by the Fund.
	Response:	The Prospectus has been revised as requested.

June 9, 2011

Purchase and Redemption Price Determining the Fund’s Net Asset Value
62.	Comment:
The first sentence in the second paragraph states that the “pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.”  If accurate, please revise this sentence to state that the “pricing and valuation of portfolio securities is determined in good faith by the advisor in accordance with procedures established by, and under the direction of, the Trustees.” If the advisor does not perform fair valuing, please revise the sentence to state the correct entity that does.

Response:
The Prospectus has been revised to state that the “pricing and valuation of portfolio securities is determined in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the direction of, the Trustees.”

63.	Comment:
Given that the Fund invests in foreign securities, please disclose the Fund’s valuation procedures with respect to those securities. This disclosure should address those instances when an event that affects the value of a foreign security takes place after the close of a primary foreign market, but before the time that the Fund determines its NAV.

Response:
The Prospectus has been revised to (i) disclose the Fund’s valuation procedures with respect to foreign securities and (ii) address those instances when an event that affects the value of a foreign security takes place after the close of a primary foreign market, but before the time that the Fund determines its NAV.

Buying or Selling Shares Through a Financial Intermediary
64.	Comment:
Please define the term “confirmed purchase order” that appears in the first sentence. Also, the second sentence states that “[u]nder this arrangement, the financial intermediary must send your payment to the Fund by the time they price their shares the following business day.” Please revise this sentence to explain that the financial intermediary has a duty to transmit promptly to the Fund each purchase order or redemption request that the intermediary receives in the Fund’s behalf.

	Response:	The disclosure regarding “confirmed purchase order” has been revised to simply state “purchase order.” The second sentence has been revised as requested.

June 9, 2011

Purchasing Shares
65.	Comment:
The second sentence states that the “Fund have [sic] also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.” Please clarify, in plain English, the difference between these “designated intermediaries” and the “financial intermediaries” discussed in the first paragraph of this section.

Response:
The Prospectus has been revised to clarify that the Fund has authorized one or more brokers to receive purchase and redemption orders on its behalf, as described in the section of the Prospectus entitled “Buying or Selling Shares Through a Financial Intermediary,” and such brokers are authorized to designate other financial intermediaries to receive orders on behalf of the Fund.

Redeeming Shares Redemptions in Kind
66.	Comment:
Is the disclosure stating that “[a]n irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940…” accurate? Also, disclose that a shareholder who is redeemed in-kind will bear the market risks associated with the securities until they have been converted into cash.

	Response:	The disclosure regarding the irrevocable election filed under Rule 18f-1 of the Investment Company Act of 1940 is accurate. The Prospectus has been revised as requested.
Statement of Additional Information
67.	Comment:
Please revise the SAI to distinguish principal investment strategies and risks from non-principal investment strategies and risks (e.g., insert headings to differentiate them).  Also, confirm in your response letter that all of the Fund’s non-principal investment strategies and risks are described in the SAI in compliance with Item 16(b) of Form N-1A or revise the disclosure as appropriate. In addition, please confirm that any principal investment strategies and risks disclosed in the SAI are also disclosed in the Prospectus or revise the Prospectus accordingly. See Items 4 and 9 of Form N-1A.

Response:
The SAI has been revised to distinguish between the principal and non-principal investment strategies and risks.  Additionally, the SAI includes all of the non-principal investment strategies and appurtenant risks to be utilized by the investment adviser and, where necessary, additional information regarding the principal strategies and risks have been disclosed.

June 9, 2011

68.	Comment:	Please confirm that each of the Fund’s service providers is identified in the SAI as required under Item 19 of Form N-1A or make appropriable revisions to the disc1osure.
	Response:	All of the Fund's services providers have been disclosed in the SAI per Item 19 of Form N-1A.
69.	Comment:
The Fund intends to engage in several types of financial transactions, which under Investment Company Act Rel. No. 10666 (Apr. 18, 1979) (“Investment Company Act Rel. No. 10666”), necessitate the use of segregated accounts in order to avoid the possible creation of a senior security. Please disclose that each transaction that involves the possible creation of a senior security will be covered with a segregated account.  Disclose the amount that will be segregated, the liquid nature of the securities so segregated, and that the account will be marked to market daily.

	Response:	The requested disclosures have been added to the SAI.
Other Investment Policies Derivative Instruments Risk
70.	Comment:	Please disclose the percentage of assets the Fund will invest in derivatives.
Response:
The section of the Statement of Additional Information entitled “Other Investment Policies – Derivative Instruments Risk” has been revised to state that “The Fund may invest up to 75% of its assets in derivative instruments.”

Repurchase Agreements
71.	Comment:	Please disclose the reason the Fund will invest in repurchase agreements.
	Response:	The Statement of Additional Information has been revised to clarify that the Fund will not be investing in repurchase agreements.
Portfolio Turnover
72.	Comment:
This section discloses that “the anticipated portfolio turnover rate for the Fund is expected to be less that 100%.” Please reconcile this with disclosure in the Prospectus stating that the Fund’s portfolio will have “a higher than average turnover rate,” and that the “Fund’s portfolio turnover will generally be greater than 100%.”

	Response:	The disclosure has been revised to state that the Fund's portfolio turnover will be greater than 100%.

June 9, 2011

Illiquid Investments
73.	Comment:	In the first sentence, please change the phrase “[t]he Fund may invest up to15%” to “[t]he Fund may hold up to 15%.”
	Response:	The requested change has been made.
Investment Limitations Fundamental Restrictions
74.	Comment:
The paragraph following the ninth policy mentions reverse repurchase agreements, If the Fund may enter into these instruments, please revise the disclosure appropriate. If the Fund may not enter into reverse repurchase agreements, please state this in your response letter and delete all references to them from the registration statement.

	Response:	The Statement of Additional Information has been revised to clarify that the Fund will not be investing in reverse repurchase agreements.
75.	Comment:
Please add a non-fundamental investment restriction stating that the Fund may not make investments in securities when outstanding borrowings exceed 5% of the Fund’s total assets, or add disclosure to Item 4 of the Prospectus summarizing leveraging as a principal investment strategy. That disclosure should state the maximum amount, as a percentage of the Fund’s total assets, it may leverage.

Response:
While the Fund doesn’t plan to directly utilize leverage (not including the indebtedness leverage created by short sales and other derivative transactions), Item 4 of the Prospectus has been revised to state that other investment companies held by the Fund may utilize leverage to acquire their underlying portfolio investments.

Management and Other Service Providers Qualification of Trustees
76.	Comment:	In the second paragraph, please delete the last sentence.
	Response:	The requested change has been made.

June 9, 2011

Portfolio Managers
77.	Comment:	The first paragraph refers to the “Fund’s portfolios,” yet the Fund has one portfolio. Please rectify this disclosure.
	Response:	The requested change has been made.
Compensation
78.	Comment:	This paragraph refers to “[e]ach Portfolio Manager…” Are there additional portfolio managers besides Mr. Hanna? Please clarify this disclosure.
	Response:	The disclosure has been revised to clearly indicate Mr. Hanna is the only portfolio manager.
79.	Comment:
Please describe the structure of, and the method used to determine, any compensation received by the portfolio manager from the Fund, the Fund’s investment advisor, or any other source with respect to his management of any other accounts besides the Fund.  See Instruction 3 to paragraph (b) of Item 20 of Form N-1A.

Response:
This disclosure has been revised to state that the portfolio manager is the principal of the Advisor and his compensation is from distributions based on net revenue after all firm expenses and profit sharing.   The Fund is the only account that the portfolio manager is responsible for managing.

80.	Comment:
Please confirm that the form of compensation for the portfolio manager’s salary, bonus, deferred compensation, etc. is disclosed fully (e.g., cash or some other type of compensation (e.g., stock options)), or make appropriate revisions.

Response:
As mentioned above, this disclosure has been revised to state that the portfolio manager is the principal of the Advisor and his compensation is from distributions based on net revenue after all firm expenses and profit sharing.

Disclosure of Portfolio Holdings
81.	Comment:	In the first sentence of the fourth paragraph, please delete the phrase “such as” and list each of the Fund’s service providers.
	Response:	The requested change has been made.

June 9, 2011

82.	Comment:
It appears that the Fund’s advisor and officers have daily access, on a real-time basis, to the Fund’s non-public portfolio holdings information and may provide it to certain entities on a continuous daily basis. Please revise the disclosure to state that the advisor or any other entity with such authority to disclose the Fund’s non-public information on behalf of the Fund, does so pursuant to the Fund’s policies and procedures.  If the Fund has any current ongoing arrangement with any additional service providers, or others, under which nonpublic information about the Fund’s portfolio securities is made available in real-time on a daily basis, disclose that fact and provide a comprehensive list of those service providers and other entities. See paragraph (f)(2) of Item 16 of Form N-1A.

	Response:	The requested changes have been made.
83.	Comment:
Please disclose whether the Fund requires written contractual confidentiality agreements from those entities (e.g., the Fund’s advisor), that may receive non-public portfolio information on an ad-hoc basis or continuous basis.  Also, the disclosure should explain that recipients of the non-public portfolio holdings information also have a duty not to trade on that confidential information.  In addition, where there is no written contractual obligation of confidentiality, disclose that the Board will determine that other conditions of confidentiality adequately safeguard the Fund and its shareholders against improper disclosure of the Fund’s portfolio holdings. In the alternative, disclose the risks of relying on non-contractual obligations of confidentiality.

	Response:	The requested changes have been made.
84.	Comment:	Please add disclosure responsive to Item 16(f)(l)(vi) of Form N-1A.
	Response:	The requested disclosure has been included.
85.	Comment:
Please disclose the manner in which the Board exercises oversight of disclosure of the Fund’s portfolio securities.  See Item 16(f)(l)(vii) of Form N -1A.  For example, will a Fund officer report to the Board when material issues concerning disclosure of portfolio securities arise?  Will the Board receive reports regarding disclosure of portfolio securities in some type of routine basis (e.g., quarterly)?

	Response:	The requested disclosures are included in the last paragraph of the "Disclosure of Portfolio Holdings" section.

*          *          *

Please be advised that the Registrant has not and does not expect to submit a no-action request in connection with the registration statement.

The Registrant has authorized us to convey to you that the Registrant acknowledges:

June 9, 2011

•	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•
Should the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Securities and Exchange Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The Registrant may not assert the action as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any further questions or additional comments, please contact me at (513) 352-6774.

Sincerely,

/s/ Marc L. Collins

Marc L. Collins